Securities Act Registration No. 033-96634

Investment Company Act Reg. No. 811-09094

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 47	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 48 ☒ (Check appropriate box or boxes.)

LEUTHOLD FUNDS, INC. (Exact Name of Registrant as Specified in Charter)

33 South Sixth Street, Suite 4600
Minneapolis, Minnesota	55402
(Address of Principal Executive Offices)	(ZIP Code)

(612) 332-9141 (Registrant’s Telephone Number, including Area Code)
Copy to:
John C. Mueller
The Leuthold Group, LLC d/b/a Leuthold Weeden Capital Management	Peter D. Fetzer
33 South Sixth Street	Foley & Lardner LLP
Suite 4600	777 East Wisconsin Avenue
Minneapolis, Minnesota 55402	Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment (“PEA”) No. 47 to the Registration Statement of Leuthold Funds, Inc. (the “Company”) on Form N-1A hereby incorporates Parts A, B and C from the Company’s PEA No. 46 on Form N-1A filed January 26, 2018, which became effective on January 31, 2018. This PEA No. 47 is filed for the sole purpose of submitting the XBRL Interactive Data File exhibits for the risk/return summaries provided in PEA No. 46. The exhibits filed herewith do not constitute the complete publicly filed disclosure for the Leuthold Funds, and should be used in conjunction with the complete prospectus for the Leuthold Funds.

S-1

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amended Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 16th day of February, 2018.

LEUTHOLD FUNDS, INC.
(Registrant)

By:	/s/ John C. Mueller, President
John C. Mueller, President

Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Name	Title	Date

/s/ John C. Mueller	President (Principal Executive Officer) and a Director	February 16, 2018
John C. Mueller

/s/ Holly J. Weiss	Secretary and Treasurer (Principal Financial and Accounting Officer)	February 16, 2018
Holly J. Weiss

/s/ Lawrence L. Horsch	Director	February 16, 2018
Lawrence L. Horsch

/s/ Paul M. Kelnberger	Director	February 16, 2018
Paul M. Kelnberger

/s/ Addison L. Piper	Director	February 16, 2018
Addison L. Piper

Singature Page

EXHIBIT INDEX

Exhibit List for Interactive Data File Submissions.

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE